Quarterly Report
May 31, 2021
MFS®  Government
Securities Fund
MFG-Q1

Portfolio of Investments
5/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.4%
Asset-Backed & Securitized – 6.3%
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.7% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	$6,215,880	$6,216,526
Arbor Realty Trust, Inc., FLR, 1.601% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	3,901,000	3,899,783
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.151% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	3,418,979	3,416,841
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.646%, 2/15/2054 (i)	14,010,478	1,761,728
Benchmark Mortgage Trust, 2020-B18, “A5”, 1.925%, 8/15/2053	5,074,627	5,008,971
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.387%, 2/15/2054 (i)	44,093,267	4,209,871
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.156%, 3/15/2054 (i)	26,389,706	2,291,207
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)	28,372,655	1,969,797
BPCRE Holder LLC, FLR, 0.951% (LIBOR - 1mo. + 0.85%), 2/15/2037 (n)	2,517,000	2,515,421
BPCRE Holder LLC, FLR, 1.65% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)	1,306,500	1,305,682
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.401% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	7,779,500	7,779,529
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.006%, 1/15/2053	5,105,000	5,438,850
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	1,257,725	1,300,709
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	1,830,317	1,978,353
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.876%, 12/15/2072 (i)(n)	23,551,483	1,467,432
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	1,526,471	1,490,866
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053	2,554,811	2,522,589
Commercial Mortgage Pass-Through Certificates, 2020-BN30, “A4”, 1.925%, 12/15/2053	4,192,000	4,113,562
Commercial Mortgage Pass-Through Certificates, 2021-BN31,“XA”, 1.338%, 2/15/2054 (i)	33,967,532	3,520,870
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.894%, 4/15/2054 (i)	19,086,535	1,157,690
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	1,000,000	1,089,258
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,990,000	5,387,398
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,135,000	3,443,445
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	5,300,000	5,849,913
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	5,351,861	5,893,600
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,341,994	5,798,659
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	5,951,000	6,455,004
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	514,555	514,578
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.911%, 2/13/2053	3,429,659	3,653,791
KREF Ltd., 2018-FL1, “AS”, FLR, 1.451% (LIBOR - 1mo. + 1.35%), 6/15/2036 (n)	750,000	750,235
LoanCore Ltd., 2021-CRE5, “AS”, 1.851%, 7/15/2036 (n)(w)	6,508,500	6,508,501
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.69% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	5,711,934	5,739,745
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.301% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	3,875,500	3,871,869
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.551% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	4,881,500	4,876,928
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.8% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	4,790,500	4,826,425
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,650,987	1,826,912
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.857%, 12/15/2051 (i)	24,912,420	1,329,912
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.425%, 5/15/2054 (i)	16,841,119	1,659,030
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 0.984% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	1,538,928	1,538,543
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.505% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	3,163,115	3,146,528
PFP III Ltd., 2021-7, “AS”, FLR, 1.248% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	5,442,000	5,428,400
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.383% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	4,840,622	4,825,287
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	3,359,567	3,719,821
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.944%, 1/15/2052 (i)(n)	14,488,272	859,110
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	7,948,914	8,593,086
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053	2,285,000	2,271,473
		$163,223,728
Automotive – 0.2%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$2,831,000	$2,918,789
Hyundai Capital America, 2.375%, 2/10/2023 (n)	1,899,000	1,951,752
		$4,870,541
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,018,000	$2,124,163

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021	$436,000	$437,783
Howard University, Washington D.C., 2.738%, 10/01/2022	458,000	468,302
Howard University, Washington D.C., 2.801%, 10/01/2023	505,000	520,042
Howard University, Washington D.C., 2.416%, 10/01/2024	556,000	573,527
Howard University, Washington D.C., 2.516%, 10/01/2025	688,000	706,499
		$2,706,153
Major Banks – 0.3%
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR + 0.885%) to 4/22/2027	$5,416,000	$5,457,115
UBS Group AG, 3.491%, 5/23/2023 (n)	2,120,000	2,183,799
		$7,640,914
Medical & Health Technology & Services – 0.7%
Montefiore Obligated Group, 5.246%, 11/01/2048	$7,884,000	$9,943,243
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	4,139,000	4,920,646
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	1,992,000	2,366,726
		$17,230,615
Mortgage-Backed – 49.3%
Fannie Mae, 6%, 7/01/2021 - 12/01/2037	$2,774,278	$3,235,018
Fannie Mae, 2.152%, 1/25/2023	2,444,333	2,489,383
Fannie Mae, 2.41%, 5/01/2023	1,377,063	1,417,670
Fannie Mae, 2.55%, 5/01/2023	1,184,493	1,221,883
Fannie Mae, 5.5%, 6/01/2023 - 5/01/2044	14,315,154	16,528,556
Fannie Mae, 3.78%, 10/01/2023	848,880	901,186
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	11,658,933	13,284,187
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	30,592,298	34,057,068
Fannie Mae, 3.5%, 5/25/2025 - 5/01/2049	41,054,294	44,071,822
Fannie Mae, 3.59%, 9/01/2026	973,467	1,087,223
Fannie Mae, 2.574%, 12/25/2026	4,864,123	5,228,915
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	57,045,446	62,330,207
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	36,510,651	38,623,582
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	5,855,503	6,122,257
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	2,262,894	248,170
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	991,802	1,132,847
Fannie Mae, 3%, 2/25/2033 (i)	2,164,668	216,361
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	3,428,441	3,521,194
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	9,990,657	10,267,003
Fannie Mae, 2.75%, 9/25/2042	2,752,567	2,881,329
Fannie Mae, UMBS, 5.5%, 5/01/2044	1,895,382	2,197,510
Fannie Mae, UMBS, 2.5%, 2/01/2050 - 7/01/2050	9,756,226	10,172,272
Fannie Mae, UMBS, 2%, 1/01/2051 - 2/01/2051	4,498,150	4,560,604
Freddie Mac, 5%, 12/01/2021 - 12/01/2044	12,330,420	14,121,600
Freddie Mac, 5.5%, 5/01/2022 - 9/01/2041	5,373,942	6,199,571
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	4,934,701	5,475,551
Freddie Mac, 2.51%, 11/25/2022	6,640,000	6,833,612
Freddie Mac, 3.32%, 2/25/2023	4,605,000	4,827,400
Freddie Mac, 3.25%, 4/25/2023	9,000,000	9,436,736
Freddie Mac, 6%, 6/01/2023 - 10/01/2038	1,766,484	2,056,908
Freddie Mac, 3.06%, 7/25/2023	871,000	917,408
Freddie Mac, 3.531%, 7/25/2023	240,000	255,251
Freddie Mac, 3.458%, 8/25/2023	4,600,000	4,888,575
Freddie Mac, 0.88%, 4/25/2024 (i)	47,225,798	932,015
Freddie Mac, 0.605%, 7/25/2024 (i)	58,524,648	835,100
Freddie Mac, 3.303%, 7/25/2024	4,700,000	5,077,062
Freddie Mac, 3.064%, 8/25/2024	6,098,509	6,536,420
Freddie Mac, 2.67%, 12/25/2024	10,788,000	11,522,584
Freddie Mac, 3.062%, 12/25/2024	325,000	351,491
Freddie Mac, 2.811%, 1/25/2025	9,000,000	9,667,605

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.329%, 5/25/2025	$16,671,000	$18,285,911
Freddie Mac, 3.284%, 6/25/2025	1,125,000	1,232,924
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	4,177,599	4,558,069
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,881,513
Freddie Mac, 3.5%, 11/15/2025 - 10/25/2058	54,140,736	58,119,876
Freddie Mac, 3.3%, 10/25/2026	7,808,000	8,705,680
Freddie Mac, 1.368%, 3/25/2027 (i)	5,583,000	415,867
Freddie Mac, 3.117%, 6/25/2027	5,237,000	5,812,478
Freddie Mac, 0.576%, 7/25/2027 (i)	105,872,121	3,441,426
Freddie Mac, 0.431%, 8/25/2027 (i)	83,537,378	2,104,482
Freddie Mac, 0.29%, 1/25/2028 (i)	151,298,600	2,975,514
Freddie Mac, 0.302%, 1/25/2028 (i)	62,277,099	1,260,526
Freddie Mac, 0.133%, 2/25/2028 (i)	176,891,298	1,837,281
Freddie Mac, 2.5%, 3/15/2028	688,094	705,985
Freddie Mac, 0.118%, 4/25/2028 (i)	113,684,688	1,104,072
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	35,778,435	37,937,358
Freddie Mac, 1.089%, 7/25/2029 (i)	19,385,859	1,531,392
Freddie Mac, 1.144%, 8/25/2029 (i)	33,911,516	2,806,046
Freddie Mac, 1.799%, 4/25/2030 (i)	8,759,774	1,263,858
Freddie Mac, 1.868%, 4/25/2030 (i)	20,077,463	3,010,302
Freddie Mac, 1.662%, 5/25/2030 (i)	12,033,779	1,624,572
Freddie Mac, 1.796%, 5/25/2030 (i)	26,880,424	3,911,486
Freddie Mac, 1.342%, 6/25/2030 (i)	11,124,134	1,222,540
Freddie Mac, 1.6%, 8/25/2030 (i)	10,235,210	1,366,061
Freddie Mac, 1.17%, 9/25/2030 (i)	6,568,138	651,348
Freddie Mac, 1.081%, 11/25/2030 (i)	13,158,725	1,216,811
Freddie Mac, 0.331%, 1/25/2031 (i)	50,246,058	1,387,922
Freddie Mac, 0.782%, 1/25/2031 (i)	19,512,958	1,356,543
Freddie Mac, 0.936%, 1/25/2031 (i)	14,681,587	1,195,284
Freddie Mac, 0.529%, 3/25/2031 (i)	40,565,849	1,835,260
Freddie Mac, 0.74%, 3/25/2031 (i)	17,260,719	1,158,010
Freddie Mac, 5.5%, 2/15/2036 (i)	539,350	99,219
Freddie Mac, 2%, 8/15/2036 - 5/25/2060	8,849,873	8,977,513
Freddie Mac, 6.5%, 5/01/2037	185,193	216,882
Freddie Mac, 4.5%, 12/15/2040 (i)	207,827	19,671
Freddie Mac, 1.75%, 8/15/2041	2,001,801	2,058,462
Freddie Mac, UMBS, 2.5%, 8/01/2040	832,259	872,340
Freddie Mac, UMBS, 3%, 2/01/2050 - 7/01/2050	4,238,831	4,463,999
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	2,412,013	2,782,442
Ginnie Mae, 4.5%, 7/20/2033 - 7/20/2049	7,345,956	8,214,905
Ginnie Mae, 5.7%, 8/20/2034	1,848,827	2,119,608
Ginnie Mae, 5.893%, 1/20/2039	2,516,899	2,947,608
Ginnie Mae, 4%, 5/16/2039 - 7/20/2049	7,682,085	8,263,351
Ginnie Mae, 3.5%, 10/20/2041 (i)	880,779	68,645
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	11,239,495	12,112,411
Ginnie Mae, 2.5%, 6/20/2042 - 12/20/2050	9,694,360	10,053,247
Ginnie Mae, 4%, 8/16/2042 (i)	993,782	139,602
Ginnie Mae, 3%, 2/20/2043 - 12/20/2048	23,151,903	24,417,419
Ginnie Mae, 2.25%, 9/20/2043	2,482,117	2,531,096
Ginnie Mae, 5.87%, 4/20/2058	41,156	47,661
Ginnie Mae, 0.562%, 2/16/2059 (i)	3,666,205	161,734
Ginnie Mae, TBA, 2.5%, 2/20/2051 - 7/15/2051	41,251,995	42,679,884
Ginnie Mae, TBA, 3%, 6/15/2051	37,125,000	38,728,151
Ginnie Mae, TBA, 3.5%, 6/15/2051	56,717,230	59,571,964
Ginnie Mae, TBA, 4%, 6/15/2051	20,525,000	21,771,617
Ginnie Mae, TBA, 2%, 7/15/2051	16,350,000	16,596,212
UMBS, TBA, 1.5%, 6/17/2036	7,750,000	7,844,154
UMBS, TBA, 2.5%, 6/17/2036 - 7/14/2051	127,365,000	132,001,797
UMBS, TBA, 2%, 6/25/2036 - 7/25/2051	220,000,000	222,616,109

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 3%, 6/25/2036 - 8/25/2051	$106,985,603	$111,721,905
UMBS, TBA, 4%, 6/25/2051	7,125,000	7,610,785
		$1,284,357,926
Municipals – 2.0%
California Earthquake Authority Rev., “B”, 1.227%, 7/01/2021	$595,000	$595,456
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	1,910,000	1,930,172
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	1,355,000	1,383,083
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 1.838%, 12/01/2023	492,000	503,191
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024	985,000	1,017,302
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.214%, 12/01/2025	738,000	764,112
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.481%, 12/01/2026	1,723,000	1,794,121
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	4,545,000	4,603,991
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	445,000	464,831
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.682%, 7/01/2027	2,165,000	2,260,384
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,970,000	2,035,786
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	14,792,000	14,625,942
New York Transportation Development Corp., Special Facilities Taxable Rev. (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.36%, 12/01/2021	810,000	813,701
New York Transportation Development Corp., Special Facilities Taxable Rev. (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.61%, 12/01/2022	770,000	781,608
Philadelphia, PA, School District, “A”, 5.995%, 9/01/2030	3,280,000	4,238,752
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	4,045,000	4,097,817
Port Oakland, CA, Senior Lien Refunding Taxable Rev., “R”, 1.081%, 5/01/2024	1,150,000	1,163,833
Port Oakland, CA, Senior Lien Refunding Taxable Rev., “R”, 1.517%, 5/01/2026	1,680,000	1,706,145
Rhode Island Student Loan Authority, Education Loan Rev., “1”, 2.195%, 12/01/2039	1,155,000	1,163,946
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	3,260,000	3,322,546
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.497%, 6/01/2024	1,900,000	1,936,345
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.647%, 6/01/2025	1,550,000	1,579,549
		$52,782,613
Specialty Stores – 0.2%
Ross Stores, Inc., 0.875%, 4/15/2026	$6,791,000	$6,658,682
Supranational – 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$2,796,000	$3,683,350
U.S. Government Agencies and Equivalents – 0.6%
AID Tunisia, 2.452%, 7/24/2021	$4,063,000	$4,068,038
Small Business Administration, 6.44%, 6/01/2021	9,972	9,975
Small Business Administration, 6.625%, 7/01/2021	11,127	11,162
Small Business Administration, 6.07%, 3/01/2022	20,242	20,564
Small Business Administration, 4.98%, 11/01/2023	45,117	47,145
Small Business Administration, 4.89%, 12/01/2023	181,434	188,452
Small Business Administration, 4.77%, 4/01/2024	150,575	157,077
Small Business Administration, 5.52%, 6/01/2024	96,370	101,114
Small Business Administration, 4.99%, 9/01/2024	159,247	166,657
Small Business Administration, 4.86%, 10/01/2024	85,453	89,579
Small Business Administration, 4.86%, 1/01/2025	222,029	232,935
Small Business Administration, 5.11%, 4/01/2025	128,036	135,141
Small Business Administration, 2.21%, 2/01/2033	1,271,178	1,304,364
Small Business Administration, 2.22%, 3/01/2033	2,066,667	2,117,648
Small Business Administration, 3.15%, 7/01/2033	1,928,743	2,046,354
Small Business Administration, 3.16%, 8/01/2033	740,744	785,610
Small Business Administration, 3.62%, 9/01/2033	765,186	827,386
Tennessee Valley Authority, 0.75%, 5/15/2025	3,827,000	3,854,311
		$16,163,512

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 35.5%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$1,445,000	$1,637,704
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	7,380,559
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,275,683
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	3,047,159
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,787,036
U.S. Treasury Bonds, 4.5%, 8/15/2039	11,926,300	16,363,256
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	11,278,143
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	30,616,520
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	102,082,211
U.S. Treasury Bonds, 2.875%, 11/15/2046	26,245,000	29,287,780
U.S. Treasury Notes, 1.5%, 9/15/2022	35,000,000	35,627,539
U.S. Treasury Notes, 0.125%, 9/30/2022	49,534,000	49,547,545
U.S. Treasury Notes, 0.125%, 2/28/2023	51,824,200	51,822,176
U.S. Treasury Notes, 2.5%, 3/31/2023	131,000,000	136,649,375
U.S. Treasury Notes, 2.5%, 8/15/2023	136,673,000	143,640,119
U.S. Treasury Notes, 0.125%, 12/15/2023	51,749,000	51,625,692
U.S. Treasury Notes, 2.875%, 7/31/2025	30,757,000	33,624,850
U.S. Treasury Notes, 0.25%, 9/30/2025	19,700,000	19,362,176
U.S. Treasury Notes, 2.625%, 12/31/2025	20,900,000	22,705,891
U.S. Treasury Notes, 2%, 11/15/2026	51,959,000	54,920,257
U.S. Treasury Notes, 2.75%, 2/15/2028	54,157,000	59,576,931
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	20,934,948
U.S. Treasury Notes, 1.625%, 8/15/2029	29,405,000	29,833,440
U.S. Treasury Notes, 1.75%, 11/15/2029	8,564,000	8,766,391
		$924,393,381
Total Bonds		$2,485,835,578
Investment Companies (h) – 29.8%
Money Market Funds – 29.8%
MFS Institutional Money Market Portfolio, 0.03% (v)	774,649,461	$774,649,461

Other Assets, Less Liabilities – (25.2)%		(655,865,305)
Net Assets – 100.0%		$2,604,619,734
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $774,649,461 and $2,485,835,578, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $77,327,834, representing 3.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AID	U.S. Agency for International Development
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 5/31/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	141	$22,070,907	September – 2021	$14,963
U.S. Treasury Note 5 yr	Long	USD	69	8,545,758	September – 2021	4,068
						$19,031
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	798	$105,286,125	September – 2021	$(38,238)
U.S. Treasury Note 2 yr	Short	USD	422	93,149,906	September – 2021	(14,139)
U.S. Treasury Ultra Bond	Long	USD	412	76,323,000	September – 2021	(1,545)
						$(53,922)
At May 31, 2021, the fund had liquid securities with an aggregate value of $3,460,877 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of May 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$940,556,893	$—	$940,556,893
Non - U.S. Sovereign Debt	—	3,683,350	—	3,683,350
Municipal Bonds	—	52,782,613	—	52,782,613
U.S. Corporate Bonds	—	39,047,269	—	39,047,269
Residential Mortgage-Backed Securities	—	1,284,357,926	—	1,284,357,926
Commercial Mortgage-Backed Securities	—	122,231,150	—	122,231,150
Asset-Backed Securities (including CDOs)	—	40,992,578	—	40,992,578
Foreign Bonds	—	2,183,799	—	2,183,799
Mutual Funds	774,649,461	—	—	774,649,461
Total	$774,649,461	$2,485,835,578	$—	$3,260,485,039
Other Financial Instruments
Futures Contracts – Assets	$19,031	$—	$—	$19,031
Futures Contracts – Liabilities	(53,922)	—	—	(53,922)

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$688,575,859	$371,786,884	$285,713,282	$—	$—	$774,649,461
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$82,030	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.